PARENT COMPANY ONLY FINANCIAL STATEMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME:
Interest income	$ 25,523	$ 24,427	$ 23,072
EXPENSES:
Salaries and benefits	9,351	8,288	7,275
Professional service fees	1,069	1,196	756
Other	2,048	1,591	1,285
Total other expenses	18,128	16,757	15,969
Income (loss) before income taxes and equity in undistributed net income (loss) of subsidiaries	5,534	6,165	3,316
Provision for (benefit of) for income taxes	(403)	(922)	1,098
NET INCOME	5,937	7,087	2,218
Preferred dividend and accretion of discount	308	629	766
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS	5,629	6,458	1,452
PARENT COMPANY
INCOME:
Interest income	1	3	3
Total income	1	3	3
EXPENSES:
Salaries and benefits	482	280	180
Professional service fees	208	562	245
Other	520	340	223
Total other expenses	1,210	1,182	648
Income (loss) before income taxes and equity in undistributed net income (loss) of subsidiaries	(1,209)	(1,179)	(645)
Provision for (benefit of) for income taxes	(411)	(393)	(211)
(Loss) before equity in undistributed net income (loss) of subsidiaries	(798)	(786)	(434)
Equity in undistributed net income of subsidiaries	6,735	7,873	2,652
NET INCOME	5,937	7,087	2,218
Preferred dividend and accretion of discount	308	629	766
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS	$ 5,629	$ 6,458	$ 1,452